SHARE BASED COMPENSATION (Details) - USD ($)							1 Months Ended	12 Months Ended
	Nov. 24, 2020	Jul. 09, 2020	Aug. 31, 2018	Jun. 20, 2017	Jul. 01, 2016	Sep. 01, 2015	Jul. 27, 2015	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2015	Aug. 31, 2020
Number of RSUs
Granted	205,600	550,001
Weighted average grant date fair value
Share-based Compensation Arrangement by Share-based Payment Award, Vesting Period Description			another one year to September 1, 2019	another 1 year to September 1, 2018
Share-based Compensation				$ 32,491
Vesting period (in years)	4 years
Cliff period	1 year
2011 Plan [Member]
Weighted average grant date fair value
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number									15,760,449
Share-based compensation charged to operating expenses of continuing operations								$ 286,132	$ 0
Share-based compensation charged to operating expenses of discontinued operations								53,967	$ 56,705
Share-based Compensation								$ 53,967		$ 327,376
2011 Plan [Member] | Options [Member]
Weighted average grant date fair value
Unvested options					32,028,700	3,312,618
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number					0.20						15,760,449
2011 Plan [Member] | Restricted Stock Units (RSUs) [Member]
Number of RSUs
Outstanding at beginning of year								17,861
Granted					10,430,000		28,841,700	755,601
Vested						28,639,900		50,000	0
Vested and expect to vest									17,861
Vested and transfer to grantee						28,639,900		50,000	0
Forfeited and expected Forfeit								(8,194)
Expect to vest as of December 31, 2016								715,268
Weighted average grant date fair value
Outstanding at beginning of year								$ 47.880
Granted					$ 0			2.540
Vested and transfer to grantee								2.540
Outstanding at end of year									$ 47.880
Expect to vest as of December 31, 2016								$ 2.540
Unvested options					10,430,000
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award					The issued RSUs will vest 100% when the following two conditions are both met: a) on and after the first anniversary of the grant date and b) the market price of the Company's ADS is not less than $7 per ADS.
Vested and transfer to grantee						28,639,900		50,000	0
Forfeited and expected Forfeit								(8,194)
Vested and transfer to grantee								$ 2.540
2011 Plan [Member] | First tranche [Member]
SHARE-BASED COMPENSATION [Line Item]
Vesting percentage					40.00%
Weighted average grant date fair value
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage					40.00%
2011 Plan [Member] | Second tranche [Member]
SHARE-BASED COMPENSATION [Line Item]
Vesting percentage					30.00%
Weighted average grant date fair value
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage					30.00%
2011 Plan [Member] | Second tranche [Member] | Restricted Stock Units (RSUs) [Member]
SHARE-BASED COMPENSATION [Line Item]
Vesting percentage								50.00%
Weighted average grant date fair value
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage								50.00%
2011 Plan [Member] | Third tranche [Member]
SHARE-BASED COMPENSATION [Line Item]
Vesting percentage					30.00%
Weighted average grant date fair value
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage					30.00%